General information - Acquisition of assets (Details)		12 Months Ended
	Apr. 02, 2015 shares	Dec. 31, 2017 shares	Apr. 01, 2015 EquityInstruments	Feb. 18, 2015 EquityInstruments
Motif BioSciences Inc
General information
Number of shares issued to shareholders | EquityInstruments				36,726,242
Nuprim Inc
General information
Ordinary shares as consideration		11,318,439
Warrants issued		9,432,033
Nuprim Inc | AIM
General information
Ordinary shares as consideration	9,805,400
Warrants issued	9,432,033
Nuprim Inc | Motif BioSciences Inc
General information
Number of shares issued to shareholders | EquityInstruments			1,513,040